CURRENT/NON-CURRENT DISTINCTION (Tables)	12 Months Ended
Dec. 31, 2021
CURRENT/NON-CURRENT DISTINCTION
Summary of Assets and Liability

	12/31/2021			12/31/2020
	No more than			No more than
	12 months	More than 12		12 months	More than 12
	after the	months after		after the	months after
	reporting	the reporting		reporting	the reporting
ASSETS	period	period	Total	period	period	Total
Cash and due from banks	32,574,118	—	32,574,118	55,357,647	—	55,357,647
Cash	12,589,320	—	12,589,320	19,309,242	—	19,309,242
Argentine Central Bank	18,134,499	—	18,134,499	29,620,309	—	29,620,309
Other local financial institutions	1,208,357	—	1,208,357	6,198,171	—	6,198,171
Others	641,942	—	641,942	229,925	—	229,925
Debt Securities at fair value through profit or loss	19,757,685	—	19,757,685	14,900,812	—	14,900,812
Derivatives	221,858	—	221,858	217,271	—	217,271
Reverse Repo transactions	42,849,578	—	42,849,578	33,742,602	—	33,742,602
Other financial assets	13,922,961	—	13,922,961	6,468,183	—	6,468,183
Loans and other financing	115,676,418	39,797,911	155,474,329	113,435,978	45,649,238	159,085,216
To the non-financial public sector	22,738	—	22,738	19,067	16,450	35,517
To the financial sector	12,161	64,671	76,832	18,207	0	18,207
To the Non-Financial Private Sector and Foreign residents	115,641,519	39,733,240	155,374,759	113,398,704	45,632,788	159,031,492
Other debt securities	73,207,135	5,723,105	78,930,240	43,526,385	18,148,329	61,674,714
Financial assets in guarantee	8,539,934	—	8,539,934	7,403,589	—	7,403,589
Current income tax assets	880,290	—	880,290	—	—	—
Inventories	136,775	—	136,775	107,114	—	107,114
Investments in equity instruments	—	264,280	264,280	30,119	145,468	175,587
Property, plant and equipment	—	11,034,912	11,034,912	—	10,722,347	10,722,347
Investment Property	—	8,698,123	8,698,123	—	9,053,396	9,053,396
Intangible assets	—	11,422,105	11,422,105	—	10,237,674	10,237,674
Deferred income tax assets	485,243	2,749,713	3,234,956	681,562	4,323,489	5,005,051
Other non-financial assets	1,135,934	1,324,964	2,460,898	1,082,769	959,290	2,042,059
TOTAL ASSETS	309,387,929	81,015,113	390,403,042	276,954,031	99,239,231	376,193,262

	12/31/2021			12/31/2020
	No more than			No more than
	12 months	More than 12		12 months	More than 12
	after the	months after		after the	months after
	reporting	the reporting		reporting	the reporting
LIABILITIES	period	period	Total	period	period	Total
Deposits	288,455,225	2,872	288,458,097	269,643,973	568	269,644,541
Non-financial public sector	11,475,017	—	11,475,017	11,941,378	—	11,941,378
Financial sector	39,099	—	39,099	86,665	—	86,665
Non-financial private sector and foreign residents	276,941,109	2,872	276,943,981	257,615,930	568	257,616,498
Liabilities at fair value through profit or loss	2,053,216	—	2,053,216	3,021,859	—	3,021,859
Derivatives	—	—	—	3,011	—	3,011
Repo Transactions	—	—	—	—	—	—
Other financial liabilities	23,219,035	561,207	23,780,242	10,286,290	1,077,938	11,364,228
Financing received from the Argentine Central Bank and other financial institutions	5,853,350	399,198	6,252,548	8,335,637	497,908	8,833,545
Unsubordinated negotiable Obligations	341,623	717,617	1,059,240	4,763,516	1,616,406	6,379,922
Current income tax liability	—	—	—	1,944,531	—	1,944,531
Subordinated negotiable obligations	—	—	—	1,721,443	—	1,721,443
Provisions	66,183	847,488	913,671	63,669	964,382	1,028,051
Deferred income tax liability	61,736	—	61,736	63,403	—	63,403
Other non-financial liabilities	16,273,876	—	16,273,876	15,585,288	2,748,230	18,333,518
TOTAL LIABILITIES	336,324,244	2,528,382	338,852,626	315,432,620	6,905,432	322,338,052